SEGMENTED INFORMATION - Revenues From Mining Operations and Production Costs (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Operating segments
Number of business units | item		3
Revenues from Mining Operations		$ 2,242,604	$ 2,138,232
Production Costs	[1]	(1,057,842)	(1,031,892)
Exploration and Corporate Development		(141,450)	(146,978)
Gain on Impairment Reversal			120,161
Segment Income (Loss)		1,043,312	1,079,523
Corporate and other:
Amortization of property, plant and mine development		(508,739)	(613,160)
General and administrative		(115,064)	(102,781)
Impairment loss on available-for- sale securities		(8,532)
Finance costs		(78,931)	(74,641)
Gain on derivative financial instruments		20,990	9,468
Gain on sale of available-for-sale securities		168	3,500
Environmental remediation		(1,219)	(4,058)
Foreign currency translation loss (gain)		(13,313)	(13,157)
Other (income) expenses		3,709	(16,233)
Income before income and mining taxes		342,381	268,461
Asset
Total assets		7,865,601	7,107,951
LaRonde mine
Asset
Total assets		870,150	808,981
Lapa mine
Asset
Total assets		17,867	16,473
Goldex mine
Asset
Total assets		275,132	248,766
Meadowbank mine
Asset
Total assets		565,355	500,207
Canadian Malartic joint operation
Asset
Total assets		1,943,304	1,956,285
Meliadine project
Asset
Total assets		1,194,414	781,999
Kittila mine
Asset
Total assets		982,378	961,392
Pinos Altos mine
Asset
Total assets		668,492	667,123
Creston Mascota deposit at Pinos Altos
Asset
Total assets		50,144	60,308
La India mine
Asset
Total assets		427,957	428,005
Exploration
Asset
Total assets		277,099	198,738
Operating segment | Northern Business
Operating segments
Revenues from Mining Operations		1,790,952	1,638,359
Production Costs		(856,493)	(840,249)
Exploration and Corporate Development		(32,735)	(67,532)
Gain on Impairment Reversal			120,161
Segment Income (Loss)		901,724	850,739
Asset
Total assets		5,848,600	5,274,103
Operating segment | LaRonde mine
Operating segments
Revenues from Mining Operations		484,488	388,180
Production Costs		(185,488)	(179,496)
Segment Income (Loss)		299,000	208,684
Operating segment | Lapa mine
Operating segments
Revenues from Mining Operations		64,572	92,160
Production Costs		(38,786)	(52,974)
Segment Income (Loss)		25,786	39,186
Operating segment | Goldex mine
Operating segments
Revenues from Mining Operations		139,665	149,730
Production Costs		(71,015)	(63,310)
Segment Income (Loss)		68,650	86,420
Operating segment | Meadowbank mine
Operating segments
Revenues from Mining Operations		449,025	384,023
Production Costs		(224,364)	(218,963)
Exploration and Corporate Development		(28,871)	(63,488)
Gain on Impairment Reversal			37,161
Segment Income (Loss)		195,790	138,733
Operating segment | Canadian Malartic joint operation
Operating segments
Revenues from Mining Operations		404,441	371,920
Production Costs		(188,568)	(183,635)
Exploration and Corporate Development		(3,864)	(4,044)
Segment Income (Loss)		212,009	184,241
Operating segment | Meliadine project
Operating segments
Gain on Impairment Reversal			83,000
Segment Income (Loss)			83,000
Operating segment | Kittila mine
Operating segments
Revenues from Mining Operations		248,761	252,346
Production Costs		(148,272)	(141,871)
Segment Income (Loss)		100,489	110,475
Operating segment | Southern Business
Operating segments
Revenues from Mining Operations		451,652	499,873
Production Costs		(201,349)	(191,643)
Segment Income (Loss)		250,303	308,230
Asset
Total assets		1,146,593	1,155,436
Operating segment | Pinos Altos mine
Operating segments
Revenues from Mining Operations		257,905	294,377
Production Costs		(108,726)	(114,557)
Segment Income (Loss)		149,179	179,820
Operating segment | Creston Mascota deposit at Pinos Altos
Operating segments
Revenues from Mining Operations		63,798	62,967
Production Costs		(31,490)	(27,341)
Segment Income (Loss)		32,308	35,626
Operating segment | La India mine
Operating segments
Revenues from Mining Operations		129,949	142,529
Production Costs		(61,133)	(49,745)
Segment Income (Loss)		68,816	92,784
Operating segment | Exploration
Operating segments
Exploration and Corporate Development		(108,715)	(79,446)
Segment Income (Loss)		(108,715)	(79,446)
Corporate and others
Asset
Total assets		$ 593,309	$ 479,674

[1]	Exclusive of amortization, which is shown separately.